RELATED PARTIES (Details) - CAD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Gk mine [Member]
Related party [Line Items]
Amounts payable, related party transactions	[1]	$ 1,430	$ 523
International investment and underwriting [Member]
Related party [Line Items]
Amounts payable, related party transactions		0	32
Key management personnel of entity or parent [member]
Related party [Line Items]
Amounts payable, related party transactions		57	178
De Beers Canada [Member]
Related party [Line Items]
Amounts payable, related party transactions		352	339
Amounts receivable, related party transactions		$ 0	$ 21

[1]	included in accounts payable and accrued liabilities